Allowance for Credit Losses and Credit Quality	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Allowance for Credit Losses and Credit Quality
ALLOWANCE FOR CREDIT LOSSES AND CREDIT QUALITY
Allowance for Credit Losses Activity
A summary of changes in the allowance for credit losses for the years ended December 31 is as follows:

(Dollars in thousands)	2018	2017	2016
Allowance for credit losses
Allowance for loan and lease losses at beginning of period	$140,891	$144,719	$138,378
Provision for loan and lease losses before adjustment attributable to FDIC loss share agreements	39,472	51,111	42,927
Adjustment attributable to FDIC loss share arrangements	—	—	1,497
Net provision for loan and lease losses	39,472	51,111	44,424
Adjustment attributable to FDIC loss share arrangements	—	—	(1,497)
Transfer of balance to OREO and other	(7,172)	934	(2,781)
Charge-offs	(45,547)	(62,466)	(39,839)
Recoveries	12,927	6,593	6,034
Allowance for loan and lease losses at end of period	$140,571	$140,891	$144,719

Reserve for unfunded commitments at beginning of period	$13,208	$11,241	$14,145
Balance created in acquisition accounting	709	1,370	—
Provision for (Reversal of) unfunded lending commitments	913	597	(2,904)
Reserve for unfunded commitments at end of period	$14,830	$13,208	$11,241
Allowance for credit losses at end of period	$155,401	$154,099	$155,960
A summary of changes in the allowance for credit losses, by loan portfolio type, for the years ended December 31 is as follows:

	2018
(Dollars in thousands)	Commercial Real Estate	Commercial and Industrial	Residential Mortgage	Consumer	Total
Allowance for loan and lease losses at beginning of period	$54,201	$53,916	$9,117	$23,657	$140,891
Provision for (Reversal of) loan and lease losses	(829)	23,866	4,200	12,235	39,472
Transfer of balance to OREO and other	(2,256)	(812)	(106)	(3,998)	(7,172)
Charge-offs	(1,611)	(29,578)	(334)	(14,024)	(45,547)
Recoveries	2,301	6,704	121	3,801	12,927
Allowance for loan and lease losses at end of period	$51,806	$54,096	$12,998	$21,671	$140,571

Reserve for unfunded commitments at beginning of period	$4,531	$5,309	$555	$2,813	$13,208
Balance created in acquisition accounting	118	40	551	—	709
Provision for (Reversal of) unfunded commitments	220	849	(240)	84	913
Reserve for unfunded commitments at end of period	$4,869	$6,198	$866	$2,897	$14,830

Allowance on loans individually evaluated for impairment	$636	$12,646	$145	$2,915	$16,342
Allowance on loans collectively evaluated for impairment	45,651	39,949	6,961	18,705	111,266
Allowance on loans acquired with deteriorated credit quality	5,519	1,501	5,892	51	12,963

Loans and leases, net of unearned income:
Balance at end of period	$9,388,305	$5,737,017	$4,359,156	$3,035,337	$22,519,815
Balance at end of period individually evaluated for impairment	53,905	71,801	6,579	37,440	169,725
Balance at end of period collectively evaluated for impairment	9,166,070	5,638,375	4,259,369	2,922,863	21,986,677
Balance at end of period acquired with deteriorated credit quality	168,330	26,841	93,208	75,034	363,413

	2017
(Dollars in thousands)	Commercial Real Estate	Commercial and Industrial	Residential Mortgage	Consumer	Total
Allowance for loan and lease losses at beginning of period	$49,231	$60,939	$11,249	$23,300	$144,719
Provision for (Reversal of) loan and lease losses	10,433	31,891	(2,206)	10,993	51,111
Transfer of balance to OREO and other	853	(68)	2	147	934
Charge-offs	(7,433)	(40,015)	(365)	(14,653)	(62,466)
Recoveries	1,117	1,169	437	3,870	6,593
Allowance for loan and lease losses at end of period	$54,201	$53,916	$9,117	$23,657	$140,891

Reserve for unfunded commitments at beginning of period	$3,207	$4,537	$657	$2,840	$11,241
Balance created in acquisition accounting	253	783	327	7	1,370
Provision for (Reversal of) unfunded commitments	1,071	(11)	(429)	(34)	597
Reserve for unfunded commitments at end of period	$4,531	$5,309	$555	$2,813	$13,208

Allowance on loans individually evaluated for impairment	$1,588	$12,736	$172	$2,856	$17,352
Allowance on loans collectively evaluated for impairment	30,360	38,944	3,141	17,210	89,655
Allowance on loans acquired with deteriorated credit quality	22,253	2,236	5,804	3,591	33,884

Loans and leases, net of unearned income:
Balance at end of period	$8,938,230	$5,135,067	$3,056,352	$2,948,532	$20,078,181
Balance at end of period individually evaluated for impairment	91,785	102,416	6,749	37,177	238,127
Balance at end of period collectively evaluated for impairment	8,616,924	5,001,505	2,911,222	2,828,848	19,358,499
Balance at end of period acquired with deteriorated credit quality	229,521	31,146	138,381	82,507	481,555

	2016
(Dollars in thousands)	Commercial Real Estate	Commercial and Industrial	Residential Mortgage	Consumer	Total
Allowance for loan and lease losses at beginning of period	$51,372	$49,355	$11,789	$25,862	$138,378
Provision for loan and lease losses	1,958	32,296	824	9,346	44,424
Decrease in FDIC loss share receivable	(34)	(50)	(1,090)	(323)	(1,497)
Transfer of balance to OREO and other	(868)	(519)	(141)	(1,253)	(2,781)
Charge-offs	(4,338)	(21,645)	(313)	(13,543)	(39,839)
Recoveries	1,141	1,502	180	3,211	6,034
Allowance for loan and lease losses at end of period	$49,231	$60,939	$11,249	$23,300	$144,719

Reserve for unfunded commitments at beginning of period	$4,167	$6,106	$830	$3,042	$14,145
Reversal of provision for unfunded commitments	(960)	(1,569)	(173)	(202)	(2,904)
Reserve for unfunded commitments at end of period	$3,207	$4,537	$657	$2,840	$11,241

Allowance on loans individually evaluated for impairment	$1,378	$21,413	$144	$1,358	$24,293
Allowance on loans collectively evaluated for impairment	25,248	37,206	4,223	17,537	84,214
Allowance on loans acquired with deteriorated credit quality	22,605	2,320	6,882	4,405	36,212

Loans and leases, net of unearned income:
Balance at end of period	$6,846,549	$4,060,032	$1,267,400	$2,890,990	$15,064,971
Balance at end of period individually evaluated for impairment	61,006	220,995	4,312	16,467	302,780
Balance at end of period collectively evaluated for impairment	6,504,875	3,806,305	1,140,136	2,780,689	14,232,005
Balance at end of period acquired with deteriorated credit quality	280,668	32,732	122,952	93,834	530,186

Portfolio Segment Risk Factors
Commercial real estate loans include loans to commercial customers for long-term financing of land and buildings or for land development or construction of a building. These loans are repaid through revenues from operations of the businesses, rents of properties, sales of properties and refinances. Commercial and industrial loans represent loans to commercial customers to finance general working capital needs, equipment purchases and other projects where repayment is derived from cash flows resulting from business operations. The Company originates commercial business loans on a secured and, to a lesser extent, unsecured basis.
Residential mortgage loans consist of loans to consumers to finance a primary residence. The vast majority of the residential mortgage loan portfolio is comprised of non-conforming 1-4 family mortgage loans secured by properties located in the Company's market areas and originated under terms and documentation that permit their sale in a secondary market.
Consumer loans are offered by the Company in order to provide a full range of retail financial services to its customers and include home equity, credit card and other direct consumer installment loans. The Company originates substantially all of its consumer loans in its primary market areas. Loans in the consumer segment are sensitive to unemployment and other key consumer economic measures.

Credit Quality
The Company utilizes an asset risk classification system in accordance with guidelines established by the Federal Reserve Board as part of its efforts to monitor commercial asset quality. “Special mention” loans are defined as loans where known information about possible credit problems of the borrower cause management to have some doubt as to the ability of these borrowers to comply with the present loan repayment terms and which may result in future disclosure of these loans as non-performing. For assets with identified credit issues, the Company has two primary classifications for problem assets: “substandard” and “doubtful.”
Substandard assets have one or more defined weaknesses and are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected. Doubtful assets have the weaknesses of substandard assets with the additional characteristic that the weaknesses make collection or liquidation in full satisfaction of the loan balance outstanding questionable, which makes probability of loss higher based on currently existing facts, conditions, and values. Loans classified as "Loss" have been identified as uncollectible and in most cases these loans will be charged off in the subsequent reporting period. Loans classified as substandard, doubtful, and loss are collectively referred to as classified loans. Criticized loans include all classified loans, as well as loans classified as special mention. Loans classified as “Pass” do not meet the criteria set forth for special mention, substandard, doubtful, or loss classification and are not considered criticized or classified. Asset risk classifications are determined at origination or acquisition and reviewed on an ongoing basis. Risk classifications are changed if, in the opinion of management, the risk profile of the customer has changed since the last review of the loan relationship.
The Company’s investment in loans by credit quality indicator is presented in the following tables. Asset risk classifications for commercial loans reflect the classification as of December 31, 2018 and 2017, respectively. Credit quality information in the tables below includes total loans acquired (including acquired impaired loans) at the net loan balance, after the application of premiums/discounts, at December 31, 2018 and 2017. Loan premiums/discounts represent the adjustment of acquired loans to fair value at the acquisition date, as adjusted for income accretion and changes in cash flow estimates in subsequent periods.
Loan delinquency is the primary credit quality indicator that the Company utilizes to monitor consumer asset quality.

	December 31, 2018					December 31, 2017
(Dollars in thousands)	Pass	Special Mention	Sub- standard	Doubtful	Total	Pass	Special Mention	Sub- standard	Doubtful	Loss	Total
Commercial real estate - construction	$1,182,554	$1,062	$12,740	$10	$1,196,366	$1,189,490	$20,351	$30,541	$14	$—	$1,240,396
Commercial real estate - owner-occupied	2,328,999	25,526	41,297	—	2,395,822	2,234,151	82,114	56,590	2,466	—	2,375,321
Commercial real estate - non-owner-occupied	5,687,963	78,009	26,512	3,633	5,796,117	5,258,638	19,311	42,702	1,744	118	5,322,513
Commercial and industrial	5,586,482	52,632	73,853	24,050	5,737,017	4,882,554	88,149	128,961	35,403	—	5,135,067
Total	$14,785,998	$157,229	$154,402	$27,693	$15,125,322	$13,564,833	$209,925	$258,794	$39,627	$118	$14,073,297

	December 31, 2018			December 31, 2017
(Dollars in thousands)	Current	30+ Days Past Due	Total	Current	30+ Days Past Due	Total
Residential mortgage	$4,290,152	$69,004	$4,359,156	$2,962,043	$94,309	$3,056,352
Consumer - home equity	2,258,659	46,035	2,304,694	2,250,205	42,070	2,292,275
Consumer - other	721,231	9,412	730,643	645,498	10,759	656,257
Total	$7,270,042	$124,451	$7,394,493	$5,857,746	$147,138	$6,004,884

Impaired Loans
Information on the Company’s investment in impaired loans, which include all TDRs and all other non-accrual loans evaluated or measured individually for impairment for purposes of determining the ALLL, is presented in the following tables as of and for the periods indicated.

	December 31, 2018
(Dollars in thousands)	Unpaid Principal Balance	Recorded Investment	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial real estate - construction	$10,261	$9,262	$—	$9,189	$496
Commercial real estate - owner-occupied	25,037	19,044	—	19,559	807
Commercial real estate - non-owner-occupied	15,265	14,288	—	14,873	590
Commercial and industrial	55,554	43,886	—	47,268	2,422
Residential mortgage	1,244	1,221	—	1,261	46
Consumer - home equity	4,183	4,176	—	2,867	39

With an allowance recorded:
Commercial real estate - construction	228	140	(11)	148	1
Commercial real estate - owner-occupied	5,032	4,773	(520)	4,976	196
Commercial real estate - non-owner-occupied	6,445	6,398	(105)	6,229	294
Commercial and industrial	46,387	27,915	(12,646)	40,653	795
Residential mortgage	5,870	5,358	(145)	5,494	225
Consumer - home equity	29,284	28,818	(2,427)	27,911	1,202
Consumer - other	4,956	4,446	(488)	4,822	273
Total	$209,746	$169,725	$(16,342)	$185,250	$7,386
Total commercial loans and leases	$164,209	$125,706	$(13,282)	$142,895	$5,601
Total mortgage loans	7,114	6,579	(145)	6,755	271
Total consumer loans	38,423	37,440	(2,915)	35,600	1,514

	December 31, 2017
(Dollars in thousands)	Unpaid Principal Balance	Recorded Investment	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial real estate - construction	$13,763	$13,013	$—	$9,104	$441
Commercial real estate - owner-occupied	50,867	44,482	—	53,282	1,389
Commercial real estate - non-owner-occupied	15,370	14,975	—	15,127	692
Commercial and industrial	103,013	70,254	—	92,312	2,279
Residential mortgage	2,004	2,001	—	2,044	85
Consumer - home equity	5,906	5,634	—	5,747	231
Consumer - other	75	75	—	11	1

With an allowance recorded:
Commercial real estate - construction	238	156	(19)	197	6
Commercial real estate - owner-occupied	13,314	13,287	(949)	13,498	414
Commercial real estate - non-owner-occupied	6,051	5,872	(620)	6,196	154
Commercial and industrial	35,306	32,162	(12,736)	42,874	1,220
Residential mortgage	5,179	4,748	(172)	4,861	180
Consumer - home equity	27,189	26,575	(2,358)	23,546	1,007
Consumer - other	5,354	4,893	(498)	4,455	269
Total	$283,629	$238,127	$(17,352)	$273,254	$8,368
Total commercial loans and leases	$237,922	$194,201	$(14,324)	$232,590	$6,595
Total mortgage loans	7,183	6,749	(172)	6,905	265
Total consumer loans	38,524	37,177	(2,856)	33,759	1,508

	December 31, 2016
(Dollars in thousands)	Unpaid Principal Balance	Recorded Investment	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial real estate - construction	$38	$38	$—	$28	$—
Commercial real estate - owner-occupied	25,180	25,074	—	25,890	647
Commercial real estate - non-owner-occupied	15,654	14,794	—	19,587	879
Commercial and industrial	148,311	138,202	—	111,261	3,418

With an allowance recorded:
Commercial real estate - construction	1,946	1,946	(649)	1,839	54
Commercial real estate - owner-occupied	17,580	17,429	(640)	16,668	493
Commercial real estate - non-owner-occupied	1,743	1,725	(89)	1,782	95
Commercial and industrial	84,197	82,793	(21,413)	78,270	2,858
Residential mortgage	4,628	4,312	(144)	4,377	161
Consumer - home equity	13,916	13,267	(993)	10,237	435
Consumer - other	3,485	3,200	(365)	2,425	151
Total	$316,678	$302,780	$(24,293)	$272,364	$9,191
Total commercial loans and leases	$294,649	$282,001	$(22,791)	$255,325	$8,444
Total mortgage loans	4,628	4,312	(144)	4,377	161
Total consumer loans	17,401	16,467	(1,358)	12,662	586